LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

12.  LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Equity investments without readily determinable fair values	19,821	30,821
Equity method investments	738,128	718,094
Available-for-sale debt investments	—	45,773
	757,949	794,688

Equity investments without readily determinable fair values

The investment income comprised of dividend income of RMB391, RMB3,270 and RMB691 for the years ended December 31, 2022, 2023 and 2024, respectively.

The Company recorded an impairment loss of long-term investments amounting to nil, RMB9,327 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

Investment in Hebei Yiyun Yuanjing Big Data Technology Co., Ltd (“Hebei Yiyun”)

In May 2024, the Company through its subsidiary entered into an agreement with Piyun Network Technology Group Co., Ltd to acquire 10% equity interest of Hebei Yiyun for a total cash consideration of RMB49,500 with two instalments. The first instalment of RMB10,000 has been paid in 2024 and the second instalment of the remaining cash consideration would be paid upon both parties’ consent. The investment was classified as equity securities without readily determinable fair values. There is no orderly transaction for an identical or a similar investment in Hebei Yiyun for the year ended December 31, 2024. As of December 31, 2024, the carrying amount of investment in Hebei Yiyun was RMB10,000. No impairment on the investment was recognized for the year ended December 31, 2024.

12.  LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments:

					Increase (decrease)
					during
					the year ended
	As of December 31, 2022				December 31, 2023			As of December 31, 2023
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity
	investments	loss	investment	investee	investments	(loss)	(gain) loss	investments	gain (loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jingliang Inter Cloud	6,000	(5,017)	—	983	—	(2)	—	6,000	(5,019)	—	981
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(3,800)	—	2,107	—	(45)	—	5,907	(3,845)	—	2,062
WiFire Entities	20,000	(20,000)	—	—	(20,000)	—	20,000	—	—	—	—
Qidi Chengxin	3,930	(333)	—	3,597	—	(119)	—	3,930	(452)	—	3,478
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	3,000	(333)	—	2,667	—	(475)	—	3,000	(808)	—	2,192
SH Edge Interchange*	900	(797)	—	103	—	(103)	—	900	(900)	—	—
Changzhou Gaoxin	210,000	—	—	210,000	488,392	5,107	—	698,392	5,107	—	703,499
Zhuhai Private	—	—	—	—	23,000	(1,084)	—	23,000	(1,084)	—	21,916
	258,737	(31,785)	(3,495)	223,457	491,392	3,279	20,000	750,129	(8,506)	(3,495)	738,128

					Increase (decrease)
					during
					the year ended
	As of December 31, 2023				December 31, 2024			As of December 31, 2024
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity
	investments	gain (loss)	investment	investee	investments	(loss)	(gain)loss	investments	gain (loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jingliang Inter Cloud	6,000	(5,019)	—	981	—	(67)	(914)	—	—	—	—
Jingliang Century Cloud	4,000	—	—	4,000	—	(439)	(3,561)	—	—	—	—
ZJK Energy	5,907	(3,845)	—	2,062	—	728	—	5,907	(3,117)	—	2,790
Qidi Chengxin	3,930	(452)	—	3,478	—	(24)	(3,454)	—	—	—	—
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	3,000	(808)	—	2,192	—	(27)	—	3,000	(835)	—	2,165
SH Edge Interchange*	900	(900)	—	—	1,100	—	(1,100)	—	—	—	—
Changzhou Gaoxin	698,392	5,107	—	703,499	—	9,640	—	698,392	14,747	—	713,139
Zhuhai Private	23,000	(1,084)	—	21,916	—	(1,841)	(20,075)	—	—	—	—
BJ Xingshulian	—	—	—	—	3	(3)	—	3	(3)	—	—
	750,129	(8,506)	(3,495)	738,128	1,103	7,967	(29,104)	751,232	(29,643)	(3,495)	718,094
*	“SH Edge Interchange” represents Shanghai Edge Cloud Interchange Technology Co., Ltd.

In January 2018, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions. As of December 31, 2024, both companies have been dissolved.

In December 2019, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limited (“Qidi Chengxin”). The Company injected capital of RMB3,930 and held 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. As of December 31, 2024, the company has been dissolved.

In January 2021, the Company through its subsidiary, VNET Beijing, and two third parties jointly set up Beijing Super Internet Technology Research Institute Co., Ltd.. (“BJ Chaohulian”). The Company injected capital of RMB5,000 and held 30% of equity interest in BJ Chaohulian. As of December 31, 2021, the equity method investment balance is reduced to nil after the Company pickup of loss amounting to RMB1,505 and recorded impairment of investment amounting to RMB3,495.

In September 2022, the Company through its subsidiary, Shanghai Cloud Network Co., Ltd., and five third parties jointly set up Dexin Tonglian (Beijing) Culture Technology Co., Ltd. (“Dexin Tonglian”). The Company injected capital of RMB3,000 and hold 30% of equity interest in Dexin Tonglian. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

12.  LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments (continued):

In November 2022, the Company through its subsidiary, VNET HK, and a third party jointly set up Changzhou Gaoxin Interconnection Co., Ltd. (“Changzhou Gaoxin”). The Company injected capital of RMB210,000 and held 35% of equity interest in Changzhou Gaoxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. In April and May 2023, the Company injected additional capital of RMB488,392 and its shareholding remained at 35%.

In February 2023, the Company through its subsidiary, SH Shilian, and Zhuhai VNET Enterprise Management Partnership (Limited Partnership), an entity controlled by the founder of the Company, jointly set up Zhuhai VNET Private Equity Fund Management Co., Ltd. (“Zhuhai Private”). The Company injected capital of RMB23,000 and held 40% of equity interest in Zhuhai Private. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. In September 2024, the Company received the returned capital of RMB20,075. On October 17, 2024, the dissolution was completed and the disposal loss was RMB1,842, which was recognized in October 2024.

In September 2024, the Company through its subsidiary, SH Shilian, and a third party jointly set up Beijing Xingshulian Technology Development Co., Ltd. (“BJ Xingshulian”). The Company injected capital of RMB3 and hold 40% of equity interest in BJ Xingshulian. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

Available-for-sale debt investments:

Investment in Matrix Intelligence Limited (“Matrix”)

In May 2024, the Company through its subsidiary entered into an investment agreement with Matrix to acquire 988,116 Series Pre-A Preferred Shares, which represented 4.76% equity interest of Matrix on an as-converted and fully-diluted basis, for a cash consideration of US $6,000 (equivalent to RMB42,661). The investment was classified as available-for-sale debt investments because the investment contains substantive liquidation preference and redemption provision and is redeemable at the option of the investor. The Company recorded the investment at fair value. Unrealized gain of RMB3,084, net of nil income taxes were recorded in other comprehensive income for the year ended December 31, 2024.